ENTITY-WIDE DISCLOSURES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Location1 [Line Items]
Net revenues	€ 6,676,668	€ 5,970,146	€ 5,095,254
NETHERLANDS
Entity Location1 [Line Items]
Net revenues	€ 85,786	€ 68,605	€ 56,748